Cover	Jun. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	EXAGEN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39049
Entity Tax Identification Number	20-0434866
Entity Address, Address Line One	1261 Liberty Way
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	760
Local Phone Number	560-1501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001274737
Amendment Flag	false